GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the year ended March 31, 2011 were as follows.

Peach John Segment
Millions of Yen
2011
Balance at the beginning of the year:
Goodwill	¥11,203
Accumulated impairment losses

Total	11,203

Impairment losses	(836)

Balance at the end of the year:
Goodwill	11,203
Accumulated impairment losses	(836)

Total	¥10,367

Components of Acquired Intangible Assets Excluding Goodwill

The components of acquired intangible assets excluding goodwill as of March 31, 2012 and 2011 were as follows:

	2012
	Millions of Yen		Thousands of U.S. Dollars
Year Ended March 31	Gross Carrying Amount	Accumulated Amortization and Impairment Loss	Gross Carrying Amount	Accumulated Amortization and Impairment Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥2,818	$40,784	$34,195
Software	8,228	4,866	99,842	59,046
Other	1,202	426	14,586	5,169

Total	¥12,791	¥8,110	$155,212	$98,410

Unamortized intangible assets:
Trademark	¥5,316	¥559	$64,506	$6,783
Other	103		1,250

Total	¥5,419	¥559	$65,756	$6,783

	2011
	Millions of Yen
Year Ended March 31	Gross Carrying Amount	Accumulated Amortization and Impairment Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥2,636
Software	7,543	3,677
Other	1,289	412

Total	¥12,193	¥6,725

Unamortized intangible assets:
Trademark	¥5,316	¥559
Other	100

Total	¥5,416	¥559

Future Estimated Amortization Expenses

Future estimated amortization expenses as of March 31, 2012 were as follows:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Year Ending March 31
Estimated amortization expense
2013	¥1,384	$16,794
2014	1,165	14,136
2015	758	9,198
2016	312	3,786
2017	236	2,864

Total	¥3,855	$46,778